Redeemable Common Stock - Summary of the Activity of Redeemable Common Stock (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Purchases of common stock, Shares	(13,367,535)		(13,367,535)		(7,840,244)
Issuances of new common stock	$ 428		$ 1,275		$ (533)
Purchases of common stock			$ 297	$ 45	$ 63	$ 130
Measuring date adjustment to current fair value		$ (10,235)		$ (6,795)		$ (12,863)
Redeemable Common Stock [Member]
Temporary Equity [Line Items]
Beginning Balance, Shares			0	4,646,162	4,646,162	4,942,017
Issuances of new common stock, Shares					57,230	15,783
Purchases of common stock, Shares					(713,015)	(268,745)
Controlling shareholder - net sales and purchases, Shares					1,681	(42,893)
Movement to permanent equity, Shares					(3,992,058)
Ending Balance, Shares					0	4,646,162
Beginning Balance			$ 0	$ 36,618	$ 36,618	$ 23,343
Issuances of new common stock					499	97
Purchases of common stock					(9,017)	(1,860)
Controlling shareholder - net sales and purchases					15	(200)
Collection on stock subscription notes receivable						212
Measuring date adjustment to current fair value					18,635	15,026
Movement to permanent equity					(46,750)
Ending Balance					$ 0	$ 36,618